Agreements and Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Fees Incurred and Other Fees Paid

Following is a summary of the fees we incurred under the Omnibus Agreement as well as other fees paid to DCP Midstream, LLC:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Omnibus Agreement	$26	$10	$10
Other fees — DCP Midstream, LLC	31	46	42

Total — DCP Midstream, LLC	$57	$56	$52

Summary of Transactions with Affiliates

The following table summarizes the transactions with affiliates:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
DCP Midstream, LLC:
Sales of natural gas, propane, NGLs and condensate	$1,630	$2,259	$1,808
Transportation, processing and other	$50	$27	$13
Purchases of natural gas, propane and NGLs	$135	$189	$187
Gains (losses) from commodity derivative activity, net	$53	$1	$(2)
Operating and maintenance expense	$1	$1	$—
General and administrative expense	$57	$56	$52
Spectra Energy:
Purchases of natural gas, propane and NGLs (a)	$166	$321	$164
Other income	$—	$—	$3
ConocoPhillips (b):
Sales of natural gas, propane, NGLs and condensate	$9	$57	$45
Transportation, processing and other	$3	$9	$11
Purchases of natural gas, propane and NGLs	$67	$139	$30
Unconsolidated affiliates:
Purchases of natural gas, propane and NGLs	$2	$6	$5

(a)	Includes a $17 million payment received in December 2010 for reimbursement of damages we incurred when an international propane supplier breached its contract with Spectra Energy.
(b)	In connection with the Phillips 66 separation, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.

We had balances with affiliates as follows:

	December 31,
	2012	2011
	(Millions)
DCP Midstream, LLC:
Accounts receivable	$132	$100
Accounts payable	$66	$23
Unrealized gains on derivative instruments—current	$48	$1
Unrealized gains on derivative instruments— long term	$64	$—
Unrealized losses on derivative instruments—current	$(11)	$(1)
Unrealized losses on derivative instruments—long term	$—	$(3)
Spectra Energy:
Accounts payable	$5	$29
ConocoPhillips (a):
Accounts receivable	$—	$7
Accounts payable	$—	$18
Unrealized gains on derivative instruments—current	$—	$3
Unrealized losses on derivative instruments—current	$—	$(2)
Unconsolidated affiliates:
Accounts payable	$1	$2

(a)	In connection with the Phillips 66 separation, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.